Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Revenue Recognized Multiple-Deliverable Arrangements

The following table summarizes the revenue recognized in the Company’s condensed consolidated statements of operations:

	For The Three Months Ended		For The Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018

Real estate sales	$8,560	$-	$8,560	$877,036
Hotel room and events	140,778	194,848	508,134	582,427
Restaurants	38,954	64,224	136,735	220,494
Winemaking	29,069	68,055	131,949	295,226
Golf, tennis and other [1]	13,870	112,855	155,081	139,114
	$231,231	$439,982	$940,459	$2,114,297

[1] Includes $94,303, respectively, of agricultural revenues resulting from the sale of grapes during the nine months ended September 30, 2019.

The following table summarizes the revenue recognized in the Company’s consolidated statements of operations:

	For the Years Ended
	December 31,
	2018	2017
Real estate sales	$1,467,714	$-
Hotel rooms and events	882,213	850,645
Restaurants	277,652	314,822
Winemaking	315,741	471,374
Golf, tennis and other	156,288	180,461
Total revenues	$3,099,608	$1,817,302

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	September 30,
	2019	2018

Options	9,631,890	9,473,593
Warrants	627,404	1,332,045
Series B convertible preferred stock	9,026,700	9,026,700
Convertible debt	-	2,532,606
Total potentially dilutive shares	19,285,994	22,364,944

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	For the Years Ended
	December 31,
	2018	2017
Options	9,499,265	9,234,265
Warrants	1,229,630	1,465,296
Series B convertible preferred stock	9,026,700	9,026,700
Convertible debt(1)	4,631,356	-
Total potentially dilutive shares	24,386,951	19,726,261

(1) At December 31, 2017, $20,000 of convertible debt was convertible into common stock at a 10% discount to the price used for the sale of the of the Company’s common stock in a future private placement offering.

Schedule of Plant and Equipment, Useful Life

The estimated useful lives of property and equipment are as follows:

Buildings	10 - 30 years
Furniture and fixtures	3 - 10 years
Vineyards	7 - 20 years
Machinery and equipment	3 - 20 years
Leasehold improvements	3 - 5 years
Computer hardware and software	3 - 5 years

Schedule of Long-lived Assets by Geographic Areas

The following summarizes key financial metrics associated with the Company’s continuing operations (these financial metrics are immaterial for the Company’s operations in the United Kingdom):

	As of
	December 31,
	2018	2017
Assets - Argentina	$5,151,626	$6,781,285
Assets - U.S.	495,865	1,563,521
Total Assets	$5,647,491	$8,344,806

Liabilities - Argentina	$4,440,345	$3,743,164
Liabilities - U.S.	2,277,569	595,138
Total Liabilities	$6,717,914	$4,338,302

Schedule of Revenue from External Customers by Geographic Areas

	For the Years Ended
	December 31,
	2018	2017
Revenues - Argentina	$3,099,608	$1,665,568
Revenues - U.S.	-	151,734
Total Revenues from Continuing Operations	$3,099,608	$1,817,302

Net Income (loss) - Argentina	$(499,101)	$(2,212,286)
Net loss - U.S.	(5,179,317)	(5,594,475)
Total Net Loss from Continuing Operations	$(5,678,418)	$(7,806,761)